Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0
Common Class A [Member]
Temporary equity, shares redemption		1,895,481	11,500,000
Temporary equity, par value	$ 10.91	$ 10.31	$ 10.15
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock,shares authorized	479,000,000	479,000,000	479,000,000
Common stock, shares outstanding	528,075	528,075	528,075
Common stock, shares issued	528,075	528,075	528,075
Common stock, shares redemption	1,895,481	1,895,481	11,500,000
Temporary equity, shares redemption	1,895,481	1,895,481
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock,shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000
Common stock, shares issued	2,875,000	2,875,000	2,875,000